SHARE CAPITAL (Details)	12 Months Ended
	Dec. 31, 2019 shares	Dec. 31, 2018 shares	Dec. 31, 2017 shares	Oct. 31, 2019 $ / shares shares	Oct. 31, 2010 Vote
Class A Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote					1
Issuance of new shares for share option exercise and restricted share units vested	304,200	3,070,500	3,119,052
Shares issued	1,200,000,000	1,200,000,000
Class B Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote					10
Conversion share ratio					1
Shares issued	300,000,000	300,000,000
Class C Ordinary Shares
SHARE CAPITAL
Entitled vote per ordinary share | Vote					1
Conversion share ratio					1
Shares issued	60,000	0
Class C Ordinary Shares | Personal Group Limited
SHARE CAPITAL
Shares issued				60,000
Share Price | $ / shares				$ 1.35